Stockholders' Equity (Details) - USD ($)					1 Months Ended			12 Months Ended
	Nov. 03, 2021	Sep. 30, 2021	Apr. 30, 2021	Dec. 02, 2020	Aug. 31, 2019	Jan. 31, 2019	Nov. 30, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares	15,000,000	10,000,000
Owners to acquire equity interest										100.00%
Shares issued, price share (in Dollars per share)	$ 0.64	$ 0.89
Issuance of cash proceeds amount (in Dollars)			$ 2,730,000	$ 2,730,000				$ 20,222,188
Stock issued sale of shares			9,100,000	9,100,000
Common shares price (in Dollars per share)				$ 0.3
Net proceeds (in Dollars)	$ 8,900,000	$ 8,200,000
Common shares to investors	15,000,000	10,000,000
Warrants exercisable	30,000,000	20,000,000
Warrant price (in Dollars per share)	$ 0.01	$ 0.01
Warrants exercise price (in Dollars per share)	$ 1.47	$ 2.06
Closing price of common shares (in Dollars)								$ 6
Common shares exercisability								9.99%
Warrants issued								50,000,000
Warrant outstanding								24,423,626
Additional warrants								21,886,536
Statutory reserve amount (in Dollars)								$ 160,014		$ 160,014
Description of equity interest								In accordance with the relevant laws and regulations of the PRC, the Company’s PRC subsidiaries are required to set aside at least 10% of their respective after-tax net profits each year determined in accordance with PRC GAAP and if any, to fund the statutory reserve until the balance of the reserve reaches 50% of their respective registered capital. The statutory reserve is not distributable in the form of cash dividends and can be used to make up cumulative prior year losses.
Total restricted net assets (in Dollars)									$ 12,666,369	$ 11,654,519
TDH Group BVBA [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares							156,130
Owners to acquire equity interest							100.00%
Tdh Japan [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares							936,782
Zuhua Zou [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares						2,000,000
Shares issued, price share (in Dollars per share)						$ 0.5
Issuance of cash proceeds amount (in Dollars)						$ 1,000,000
Jishan Sun, Zou Ventures LLC [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares					8,300,000
Shares issued, price share (in Dollars per share)					$ 0.3
Stock issued sale of shares					33,333,333
Aggregate purchase price (in Dollars)					$ 10,000,000
Zhonghua Liu [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of cash proceeds amount (in Dollars)					$ 2,490,000
Dandan Liu [Member]
Stockholders' Equity (Details) [Line Items]
Issuance of common shares, shares									25,033,333
Issuance of cash proceeds amount (in Dollars)									$ 3,270,000
Remaining subscription receivable (in Dollars)									$ 4,240,000